RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

On May 5, 2009, QuantRx and FluoroPharma reorganized their relationship by terminating their investment agreement and related agreements. See Note 6.

An executive officer, who is also a beneficial owner of approximately 19% of outstanding shares, was due $465,750 for accrued payroll, of which, $7,500 was included in A/P and $458,250 was included in accrued expenses as of December 31, 2010. At December 31, 2009, $20,000 was due for licensing fees related to patent license agreements, $338,250 for accrued payroll. In May 2009, FluoroPharma settled certain liabilities, see Note 6.

In the second quarter of 2009, FluoroPharma settled $84,315 in outstanding payables with a company which is a stockholder of FluoroPharma and whose managing partner is related to an executive of FluoroPharma with the issuance of 337,260 shares of FluoroPharma Class A common stock (fair value of $84,315). In the years ended December 31, 2009 and 2008, FluoroPharma rented space on a month-to-month basis and reimbursed the company for certain administrative costs, expensing $66,632 and $48,636, respectively. At December 31, 2009, $22,880 was included in accounts payable related to this arrangement.

A member of the Company’s board of directors served as a member of the Company’s strategic advisory board during 2009 and 2008. Fees and expenses related to these agreements during the years ended December 31, 2009 and 2008, were $9,282 and $24,000, respectively. In the second quarter of 2009, FluoroPharma settled certain liabilities, see Note 6.